Obligations under capital leases (Schedule of Capital Lease Commitments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Present value of the minimum lease payments
Within 1 year	$ 47	¥ 302	¥ 8,259
After 1 year but within 2 years			¥ 303
After 2 years but within 3 years
After 3 years
Present value of minimum lease payments	$ 47	¥ 302	¥ 8,562
Less: balance due within one year classified as current liabilities	$ (47)	¥ (302)	(8,259)
Capital Leases Present Value Of Minimum Lease Payments Noncurrent			303
Total minimum lease payments
Within 1 year	$ 47	¥ 304	8,555
After 1 year but within 2 years			¥ 306
After 2 years but within 3 years
After 3 years
Total future minimum lease payments	$ 47	¥ 304	¥ 8,861
Interest
Within 1 year		¥ 2	296
After 1 year but within 2 years			¥ 3
After 2 years but within 3 years
After 3 years
Total interest		¥ 2	¥ 299